Disposal of assets and other transactions (Policies)	12 Months Ended
Dec. 31, 2023
Disposal Of Assets And Other Transactions
Accounting Policy for assets and liabilities held for sale

Accounting Policy for assets and liabilities held for sale

Non-current assets, disposal groups and liabilities directly associated with those assets are classified as held for sale if their carrying amounts will, principally, be recovered through the sale transaction rather than through continuing use.

The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).

Assets (or disposal groups) classified as held for sale and the associated liabilities are measured at the lower of their carrying amount and fair value less disposal expenses. Assets and liabilities are presented separately in the statement of financial position.

In the classification of non-current assets as held for sale, provisions for decommissioning costs related to these assets are also disclosed. Any commitments with decommissioning assumed by the Company resulting from the sale process are recognized after the closing of the transaction, in accordance with the contractual terms.

When a component of the Company is disposed of or classified as held for sale, and it represented a separate major line of business, the disposed interest is considered a discontinued operation. Thus, its net income and cash flows are presented in separate line items until the date of the closing of the operation.